Other financial assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cardon IV SA
Other financial assets
Proportion of ownership interest in joint venture	50.00%
Financing receivables held for operating purposes | Euro
Other financial assets
Other financial assets	€ 370
Financing receivables held for operating purposes | USD
Other financial assets
Other financial assets	1,112
Financing receivables held for operating purposes | beyond 5 years
Other financial assets
Other financial assets	1,018	€ 1,088
Financing receivables held for operating purposes | Cardon IV SA
Other financial assets
Other financial assets	563	€ 705
Financing receivables held for operating purposes | Exploration & Production
Other financial assets
Other financial assets	1,041
Financing receivables held for operating purposes | Gas & Power
Other financial assets
Other financial assets	49
Non-current financing receivables held for operating purposes
Other financial assets
Fair value	€ 1,119
Non-current financing receivables held for operating purposes | Maximum
Other financial assets
Discount rate applied to cash flow projections	2.00%	2.90%
Non-current financing receivables held for operating purposes | Minimum
Other financial assets
Discount rate applied to cash flow projections	(0.30%)	(0.20%)
Securities held for operating purposes
Other financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 20	€ 20
Securities held for operating purposes | Maximum
Other financial assets
Maturity of securities held for operating purposes	5 years